Pension, Retiree Medical and Savings Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Lower limit of net accumulated gain or loss	10.00%
Average remaining service period of active plan participants, pension expense	11 years
Average remaining service period of active plan participants, retiree medical expense	8 years
Expected future employer contributions in 2015	$ 225
Pension strategy investment term, years	5 years
Average increase in the cost of covered retiree medical benefits	6.00%
Net impact of mortality and other changes	$ 150
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Unfunded plans included in total projected benefit liability	808
Employer contributions	591	$ 200	$ 1,614
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Expected future employer contributions in 2015	$ 55
Expected return on plan assets	7.50%	7.80%	7.80%
Employer contributions	$ 64	$ 62	$ 251
United States Pension Plan of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.50%	7.80%	7.80%
Employer contributions	$ 434	$ 63
Discretionary contribution to fund pension settlement	388		$ 405
Pre-tax non-cash settlement charge	141		195
Pre-tax non-cash settlement charge, after-tax	$ 88		$ 131
Pre-tax non-cash settlement charge, net of tax, per share	$ 0.06		$ 0.08
U.S. Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 130	$ 122	$ 109
2025 And Thereafter
Defined Benefit Plan Disclosure [Line Items]
Average increase is then projected to decline	5.00%